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VIA EDGAR
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April 30, 2002

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:   Variable Annuity Account Five
      (Seasons Select Variable Annuity)
      Anchor National Life Insurance Company
      File Nos.  333-67685 and 811-7727


Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional information dated April 30, 2002 for Variable Annuity Account Five (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 filed with the Securities and Exchange Commission on April 15, 2002 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.


Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Product Paralegal